Thrivent Moderately Conservative Allocation Portfolio Investment Strategy - Thrivent Moderately Conservative Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	The Portfolio pursues its objective by investing in a combination of other funds managed by the Adviser or an affiliate and directly held financial instruments. The Portfolio is designed for investors who seek long-term capital growth with reasonable stability of principal and more conservative levels of risk and volatility. The Portfolio uses a prescribed asset allocation strategy involving a two-step process that is designed to achieve its desired risk tolerance. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities and equity securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings (i.e., what the Adviser determines is the strategic allocation) for these sub-classes. Sub-classes for debt securities may be based on maturity, duration, security type or credit rating (high-yield—commonly known as “junk bonds”—or investment-grade). Sub-classes for equity securities may be based on market capitalization, investment style (such as growth or value), economic sector, or security type (such as private equity). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Under normal circumstances, the Portfolio invests in the following broad asset classes within the ranges given:Broad Asset CategoryTargetAllocationAllocationRangeDebt Securities57%40-80%Equity Securities43%20-60%The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories. The Portfolio pursues its investment strategy by investing to a significant degree in other mutual funds managed by the Adviser or an affiliate, as well as direct investments in securities.